Debt (Details) (USD $)	1 Months Ended	9 Months Ended	1 Months Ended
	Jul. 31, 2013	Sep. 30, 2013	Jul. 31, 2013 Secured debt facility item	Sep. 30, 2009 Secured debt facility item	Dec. 31, 2012 Secured debt facility
Debt
Paid outstanding principal and interest, due under promissory notes issued	$ 2,600,000
Maximum borrowing capacity			25,000,000	25,000,000
Number of lenders			2	2
Fixed interest rate of notes (as a percent)			13.65%		13.65%
Loss on extinguishment of debt		$ (129,963)